Goodwill and Intangible Assets - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended				9 Months Ended						12 Months Ended
	Oct. 29, 2019 $ / shares	Oct. 28, 2019 $ / shares	Dec. 31, 2019 $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 shares	Sep. 30, 2022 segment	Sep. 30, 2022 item	Sep. 30, 2022	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item segment shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares
Intangible Assets [Line Items]
Number of operating segments | segment										1				1
Number of reporting units										7	2	2		7
Common stock issuance for acquisitions, investments, and assets (in shares) | shares									0					11,300,000		7,400,000
Asset impairment				$ 378	$ 15,183			$ 1,030					$ 15,183	$ 71,070	$ 33,230	$ 73,669
Asset impairment														13,900	20,500	66,800
Amortization expense relating to intangible assets				$ 1,700	$ 1,700			$ 4,300					$ 4,200	$ 5,500	$ 5,200	2,100
GTB Tokens
Intangible Assets [Line Items]
Common stock issuance for acquisitions, investments, and assets (in shares) | shares							8,300,000
Quote price of GTB (in dollars per share) | $ / shares	$ 1.84	$ 17.00	$ 0.23
Asset impairment						$ 61,100										$ 61,100